STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Stock Option Plans Shares Reserved And Warrants
Stock Option Plans, Shares Reserved and Warrants

Note 5: Stock Option Plans, Shares Reserved and Warrants

On May 30, 2013, the Company issued common stock upon exercise of an employee stock option.  The employee utilized a cashless conversion of 94,442 options, discussed in Note 4.

On June 21, 2013, the Company issued common stock upon exercise of an investor warrant. The investor utilized a cashless conversion of 210,600 warrants, discussed in Note 4.

Effective June 26, 2013, the Company issued warrants to purchase up to 13,004,316 shares of common stock to the holders of the Secured Notes.  The warrants have a five-year term.  The exercise price of the warrants is $0.715 per share.  The warrants were valued using a binomial option pricing model.  The calculated fair value of the warrants was $1,781,592.  See Note 3.

Effective June 26, 2013, the Company issued warrants to purchase up to 844,444 shares of common stock to the private placements agents involved in the June 26, 2013 private placement transaction.  The warrants were valued using the Black-Scholes option pricing model; the expected volatility was approximately 32% and the risk-free interest rate was approximately 1%, which resulted in a calculated fair value of $152,000.

Effective June 26, 2013, the Company issued a warrant to purchase 375,000 shares of common stock to the holder of the Company’s convertible promissory note dated December 31, 2012, in connection with the June 26, 2013 private placement transaction.   The warrant has a five-year term.  The exercise price of the warrant is $0.715 per share.  The warrant was valued using the Black-Scholes option pricing model; the expected volatility was approximately 32% and the risk-free interest rate was approximately 1%, which resulted in a calculated fair value of $67,500.

No options expired or were cancelled during the three months ended June 30, 2013. During the three months ended June 30, 2013, 125,000 of investor warrants expired. The warrants had an exercise price of $0.30.

The Company recorded $71,512 of share based compensation expense during the three months ended June 30, 2013. The following summarizes outstanding stock options at June 30, 2013:

	Number of Stock Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Stock Options Vested
Non-Plan Stock Options	100,714	.35 Years	$41.27	100,714

2009 Equity Incentive Plan	6,629,140	8.05 Years	$0.34	5,124,979

    The following summarizes warrants outstanding at June 30, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	10,800	$0.20	January 29, 2010	January 29, 2015
Various Investors	150,000	$0.30	September 3, 2010	September 3, 2015
2013 Private Placement	14,223,763	0.715	June 26, 2013	June 25, 2018
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	15,688,668

At June 30, 2013, the Company has reserved shares of common stock for issuance upon exercise of outstanding options and warrants, and options and other awards that may be granted in the future under the 2009 Equity Incentive Plan, as follows:

Warrants	15,688,668
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	39,028,726

NOTE 13:	STOCK OPTION PLANS, SHARES RESERVED AND WARRANTS

The Company has a 2009 Equity Incentive Plan (the “2009 Plan”). The 2009 Plan provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, restricted stock unit awards, stock appreciation rights, performance stock awards, and other forms of equity compensation (collectively “stock awards”). In addition, the 2009 Plan provides for the grant of performance cash awards. The initial aggregate number of shares of common stock that may be issued initially pursuant to stock awards under the 2009 Plan was 7,000,000 shares. The number of shares of common stock reserved for issuance automatically increase on January 1 of each calendar year, from January 1, 2010 through and including January 1, 2019, by the lesser of (a) 5.0% of the total number of shares of common stock outstanding on December 31 of the preceding calendar year or (b) a lesser number of shares of common stock determined by the Company’s board of directors before the start of a calendar year for which an increase applies. On January 1, 2013 and 2012, the number of shares reserved for this issuance increased by 5,175,731 and 4,656,698 respectively, aggregating to 23,239,344 at March 31, 2013.

On August 20, 2010 the Company granted 3,150,398 options to a number of its employees to purchase the Company’s common stock. The stock options have an exercise price of $0.27 per share, which was equal to the fair market value of the Company’s common stock on the date of the grant. 2,525,000 of the stock options vest over a period of three years from the date of the grant, and expire on the 10th anniversary of the grant date of the option and 625,398 of the stock options immediately vest. The Company estimated that the stock options have a fair market value of $0.12 per share using the Black-Scholes valuation model. Management’s assumptions included in the model were volatility of 31.675%, a risk-free interest rate of 2.6% based on the 10-year Treasury Rate at the date of the grant and no dividends. The Company estimated a forfeiture rate of 0%. The Company recorded stock based compensation expense of $125,465 and a reduction of accrued expenses of $1,068,786 related to such stock options for the year-ended March 31, 2011. Stock based compensation expense related to these options was $101,000 for each of the years ended March 31, 2013 and 2012.

On January 12, 2011, the Company added a board member, who was granted a stock option by the Company to purchase up to 50,000 shares of common stock. The stock option has an exercise price of $0.21 per share, which was equal to the fair market value of the Company’s common stock on the date of the grant. The stock option vests over a period of three years from the date of the grant, and expire on the 10th anniversary of the grant date of the option. The Company estimated that the stock option has a fair market value of $0.10 per share using the Black-Scholes valuation model. Management’s assumptions included in the model were volatility of 30.865%, a risk-free interest rate of 3.4% based on the 10-year Treasury Rate at the date of the grant and no dividends. The Company estimated a forfeiture rate of 0%. The Company recorded stock based compensation expense of $832 related to such stock options for each of the years ended March 31, 2013 and 2012.

On February 10, 2011, the Company added two board members, who were granted stock options by the Company to purchase up to 100,000 shares of common stock. The stock options have an exercise price of $0.20 per share, which was equal to the fair market value of the Company’s common stock on the date of the grant. The stock options vest over a period of three years from the date of the grant, and expire on the 10th anniversary of the grant date of the options. The Company estimated that the stock options have a fair market value of $0.10 per share using the Black-Scholes valuation model. Management’s assumptions included in the model were volatility of 30.865%, a risk-free interest rate of 3.7% based on the 10-year Treasury Rate at the date of the grant and no dividends. The Company estimated a forfeiture rate of 0%. The Company recorded stock based compensation expense of $1,668 related to such stock options for each of the years ended March 31, 2013 and 2012.

On July 11, 2011, the Company entered into a consulting agreement with a consultant to assist the Company in researching its markets and analyzing its opportunities. As part of the compensation, the consultant received a warrant to purchase 300,000 shares of common stock, with an exercise price of $0.22 and a term of five years. The value of the warrants was $21,000.

On September 12, 2011, the Company issued options to purchase 1,575,000 shares of common stock to directors, officers and employees of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.19 per share. One-third of the options vest immediately, and the options become exercisable with respect to the remaining shares over a period of two years. These options were valued using the Black-Scholes option pricing model during the quarter ended September 30, 2011; the expected volatility was approximately 31% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $126,000.  The Company recorded stock based compensation expense of $42,000 and $66,500 for the years ended March 31, 2013 and 2012, respectively.

On September 13, 2011, the Company issued options to purchase 105,000 shares of common stock to the independent directors of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.18 per share. The options become exercisable with respect to 1/36 of the shares monthly over a period of three years. These options were valued using the Black-Scholes option pricing model during the quarter ended September 30, 2011; the expected volatility was approximately 31% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $8,400.  The Company recorded stock based compensation expense of $2,800 and $1,633 for the years ended March 31, 2013 and 2012, respectively.

On October 11, 2012, the Company issued options to purchase 105,000 shares of common stock to the independent directors of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.75 per share. The options become exercisable with respect to 1/36 of the shares monthly over a period of three years. These options were valued using the Black-Scholes option pricing model during the quarter ended December 31, 2012; the expected volatility was approximately 29% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $32,550.  The Company recorded stock based compensation expense of $5,424 for the year ended March 31, 2013.

On March 6, 2013, the Company issued options to purchase 1,388,184 shares of common stock to directors, officers and employees of the Company under the 2009 Equity Incentive Plan with an exercise price of $0.67 per share. The options vest monthly in equal amounts over 36 months. These options were valued using the Black-Scholes option pricing model during the quarter ended March 31, 2013; the expected volatility was approximately 29% and the risk-free interest rate was approximately 2%, which resulted in a calculated fair value of $388,691.  The Company recorded stock based compensation expense of $10,783 for the year ended March 31, 2013.

The following summarizes the stock option activity for the years ended March 31, 2013 and 2012 below:

	2009 Equity Incentive Plan	Weighted Average Exercise Price	Weighted Average Remaining Contract Life	Non-Plan Stock Options	Weighted Average Exercise Price	Weighted Average Remaining Contract Life
Balance as of April 1, 2011	3,550,398	$0.26	9.34 years	100,714	$41.27	2.61 years
Options Granted	1,680,000	$0.19	9.24 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2012	5,230,398	$0.24	8.69 years	100,714	$41.27	1.60 years

Options Granted	1,493,184	$0.68	9.91 years	—		—
Options Exercised	—		—	—		—
Options Canceled	—		—	—		—

Balance as of March 31, 2013	6,723,582	$0.34	8.18 years	100,714	$41.27	0.60 years

Exercisable at March 31, 2013	4,653,437	$0.25	7.69 years	100,714	$41.27	0.60 years

The Company has reserved shares of common stock for issuance upon exercise at March 31, 2013 as follows:

Warrants	1,800,505
Non-Plan Stock Options	100,714
2009 Equity Incentive Plan	23,239,344
Total Shares Reserved	25,140,563

The weighted-average grant-date fair value of stock options granted during the years ended March 31, 2013 and 2012 was approximately $1,021,000 and $317,000, respectively.

At March 31, 2013 and 2012, there was approximately $479,000 and $222,000, respectively, of unrecognized compensation costs related to non-vested option awards.  The expense is expected to be recognized over a weighted average period of 2.88 years.

The expiration date of the Old Adamis Warrants was extended three years to November 15, 2015. The following summarizes warrants outstanding at March 31, 2013:

	Warrant Shares	Exercise Price Per Share	Date Issued	Expiration Date
Biosyn Warrants	4,105	$57.97 - $173.92	October 22, 2004	January 4, 2014
Investor Warrants	275,000	$0.30	September 15, 2010	September 15, 2015
Old Adamis Warrants	1,000,000	$0.50	November 15, 2007	November 15, 2015
Consultant Warrants	221,400	$0.20	January 29, 2010	January 25, 2015
Consultant Warrants	300,000	$0.22	July 11, 2011	July 11, 2016

Total Warrants	1,800,505

During the year 4,140 Biosyn warrants expired.  The strike price of the warrants were between $67.83 and $57.97.

On March 6, 2013, the Company issued restricted stock units (RSU's) of 726,019 shares of common stock to directors, officers and employees of the Company under the 2009 Equity Incentive Plan.  The value of the award per share is $0.67.  A portion of the award vests on the first anniversary date of issuance with the remaining vesting monthly in equal amounts over 36 months.  The fair value of RSU's are $486,433. At March 31, 2013 none of the RSUs were vested and unrecognized compensation expense will be recognized over a weighted average period of approximately one year.